INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2020
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 7).